Annual Operating Expenses - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%

[1]	A Based on historical expenses, adjusted to reflect current fees.